Ancora Trust
Ancora MicroCap Fund
Schedule of Investments
September 30, 2020

	Shares	Value	Ticker	Total Cost	Percentage
Common Stocks - 98.4%

Aerospace & Defense - 1.23%
CPI Aerostructures, Inc.	43,559	$ 116,738	CVU	239,920.66
		116,738		239,920.66	1.231%

Banks - 6.27%
County Bancorp, Inc.	4,413	82,964	ICBK	98,180.96
First Internet Bancorp (a)	14,058	207,074	INBK	356,885.45
Meridian Bank	6,289	101,442	MRBK	107,582.55
Northrim BanCorp, Inc.	3,132	79,835	NRIM	71,808.15
TriState Capital Holdings, Inc. (a)	9,325	123,463	TSC	98,982
		594,778		733,439.50	6.270%

Biotechnology - 1.46%
Pdl Biopharma, Inc.	44,081	138,855	PDLI	120,474.89
		138,855		120,474.89	1.464%

Capital Markets - 8.29%
Donnelley Financial Solutions	19,668	262,764	DFIN	204,079.17
Newtek Business Services Corp.	1,486	27,595	NEWT	18105.13
Diamond Hill Investment Group, Inc.	804	101,561	DHIL	100,780.29
COWEN, Inc.	9,423	153,312	COWN	129,128.53
Calamos Asset Management Inc Esc	15,000	-	128ESC019	0.00
180 Degree Capital Corp.	127,675	241,306	TURN	353,604.19
		786,539		805,697.31	8.291%

Chemicals - 1.84%
Landec Corp.	17,933	174,309	LNDC	205,919.18
		174,309		205,919.18	1.837%

Commercial Services & Supplies - 1.87%
Perma-Fix Environmental Services, Inc.	25,226	177,843	PESI	94,969.30	1.875%
		177,843		94,969.30

Communication Equipment- 3.54%
Aviat Networks, Inc. (a)	13,198	289,828	AVNW	197,417.62
PCTEL, Inc.	8,199	46,406	PCTI	32,464.33
		336,234		229,881.95	3.544%

Construction & Engineering - 3.57%
Orion Group Holdings, Inc.	77,231	212,385	ORN	354,459.85
Sterling Construction Co., Inc.	8,934	126,505	STRL	46,150.65
		338,891		400,610.50	3.572%

Distributors - 1.79%
VOXX International Corp. (a)	22,114	170,057	VOXX	112,577.45
		170,057		112,577	1.793%

Diversified Financial Services - 3.04%
Pico Holdings, Inc. (a)	14,296	128,092	PICO	161,484.03
TIPTREE, Inc. (a)	32,400	160,380	TIPT	185,511.82
		288,472		346,995.85	3.041%

Diversified Telecommunication Services - 0.73%
Alaska Communications Systems Group, Inc. (a)	34,487	68,974	ALSK	68,519.74
		68,974		68,519.74	0.727%

Electrical Equipment, Instruments & Comp - 6.41%
Richardson Electronics Ltd.	49,682	207,174	RELL	325,615.91
Key Tronic Corporation	34,205	336,919	KTCC	231,244.23
Iteris, Inc (a)	15,516	63,616	ITI	27,940.36
		607,709		584,800.50	6.406%

Energy Equipment & Services-1.65%
Dawson Geophysical Co. (a)	26,793	47,156	DWSN	68,597.55
Profire Energy, Inc.	211,387	156,384	PFIE	341,707.73
		203,540		410,305.28	1.649%

Equity Real Estate Investment Trusts - 2.71%
Postal Realty Trust, Inc.	16,985	257,153	PSTL	260,734.43
		257,153		260,734.43	2.711%

Food Products - 3.48%
Coffee Holding Company, Inc. (a) (c)	94,994	330,579	JVA	400,520.69
		330,579		400,520.69	3.485%

Health Care Equipment & Supplies - 1.59%
Invacare Corp. (a)	13,771	103,558	IVC	78,648.86
Meridian Bioscience, Inc. (a)	2,775.00	47,120	VIVO	25,073.79
		150,677		103,722.65	1.588%

Health Care Providers & Services - 2.64%
Catasys, Inc.	2,313	138,780	OTRK	28,344.41
Psychemedics Corp.	25,231	111,269	PMD	220,648.43
		250,049		248,992.84	2.636%

Household Durables - 4.25%
Flexsteel Industries	8,474	203,376	FLXS	154,665.18
ZAGG, Inc.	71,453	200,068	ZAGG	408,341.29
		403,444		563,006.47	4.253%

IT Services - 1.74%
Computer Task Group, Inc.	33,138	164,696	CTG	154,795.98
		164,696		154,795.98	1.736%

Insurance - 1.36%
United Insurance Holdings Corp. (a)	21,347	129,363	UIHC	248,428.70
		129,363		248,428.70	1.364%

Internet Software & Services - 2.89%
Points International Ltd	7,776	75,272	PCOM	76,517.56
Synacor, Inc.	131,908	199,181	SYNC	274,981.45
		274,453		351,499.01	2.893%

Machinery - 3.85%
FreightCar America, Inc.	24,513	55,890	RAIL	279,667.61
Graham Corp.	10,175	129,935	GHM	155,692.65
LB Foster Co.	11,378	152,693	FSTR	186,221.38
STARRETT L S Co.	9,142	26,969	SCX	61,408.00
		365,486		682,989.64	3.853%

Marine - 1.8%
Eagle Bulk Shipping, Inc.	4,951	81,046	EGLE	142,088.66
Genco Shipping & Trading Limited	12,975	89,528	GNK	126,564.98
		170,573		268,653.64	1.798%

Metals & Mining -1.81%
Usap-Rights	20,115	-	USAP-RIGHTS	-
Schnitzer Steel Industries, Inc.	2,103	40,441	SCHN	34,070.28
Endeavour Silver Corp. (a)	43,282	151,920	EXK	106,375.35
Universal Stainless & Alloy Products, Inc. (a)	10,975	60,253	USAP	158,430.00
Olympic Steel Inc. (a)	15,113	171,684	ZEUS	226,794.21
		424,297		525,669.84	1.810%

Oil, Gas & Consumable Fuels - 7.22%
Adams Resources & Energy, Inc. (a)	19,486	387,771	AE	627,775.79
Vaalco Energy, Inc. (a)	219,307	219,307	EGY	311,222.69
Teekay Tankers Ltd. (a)	7,207	78,124	TNK	148,852.04
		685,202		1,087,850.52	7.223%

Professional Services - 2.33%
Acacia Research Corp. (a)	63,737	221,167	ACTG	244,689.01
		221,167		244,689.01	2.331%

Semiconductors & Semiconductor Equipment- 5.05%
Amtech Systems, Inc. (a)	56,861	278,050	ASYS	286,520.49
AXT, Inc. (a)	32,803	200,754	AXTI	133,042.76
		478,805		419,563	5.047%

Software - 0.71%
Allot Communications Ltd. (a)	7,368	67,049	ALLT	36,856.85
		67,049		36,856.85	0.707%

Specialty Retail - 1.57%
GameStop Corp.	6,452	65,810	GME	25,088.61
Tandy Leather Factory, Inc. (a)	25,957	82,803	TLF	168,599.99
		148,613		193,688.60	1.567%

Technology Harware, Storage & Peripheral Total - 2.28%
INTEVAC, Inc.	39,319	216,648	IVAC	192,026.87
		216,648		192,026.87	2.284%

Textiles, Apparel, & Luxury Goods - 1.95%
Lakeland Industries, Inc. (a)	5,857	115,969	LAKE	60,837.70
Movado Group, Inc. (a)	6,938	68,964	MOV	189,821.93
		184,932		250,660	1.949%

Thrifts & Mortgage Finance - 2.24%
Trustco Bank Corp. (a)	21,941	114,532	TRST	135,409.07
Federal Agricultural Mortgage Corp.	1,533	97,591	AGM	77,629.01
		212,123		213,038.08	2.236%

Trading Companies & Distributors - 2.07%
Houston Wire & Cable Co.	78,725	196,813	HWCC	438,271.78
		196,813		438,271.78	2.07%

TOTAL COMMON STOCKS (Cost $11,239,771)		9,335,060		11,239,770.59	98.40%

Money Market Funds - 0%
First American Funds Government Obligation Class Y 0.89% (b)			FGVXX
		-		-	0.00%

TOTAL MONEY MARKET FUNDS (Cost $0,000)		-		-

TOTAL INVESTMENTS (Cost $11,239,771) 98.4%		9,335,060	98.40%	11,239,770.59

Other Assets In Excess of Liabilities - 1.6%		151,351	1.60%

TOTAL NET ASSETS - 100.00%		$ 9,486,412	100.00%

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2020.				(1,904,710)
(c) Adviser owns more than 5% of the outstanding voting shares of the company and is considered an affiliated security.

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

Ancora MicroCap Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 9,335,060	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 9,335,060	- 0 -